CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Issued Capital	Share-based Payment Reserve	Capital Contribution	Foreign Currency Translation	Accumulated Losses	Total
At the beginning at Jun. 30, 2021	$ 2,354	$ 4	$ 1,755	$ 1,015	$ (18,239)	$ (13,111)
Net loss					(6,193)	(6,193)
Other comprehensive income				1,379		1,379
Related to shareholder loans, net of tax			1,697			1,697
PIPE funding						0
At the end at Jun. 30, 2022	2,354	4	3,452	2,394	(24,432)	(16,228)
Net loss					(3,937)	(3,937)
Other comprehensive income				232		232
Related to shareholder loans, net of tax			200			200
At the end at Dec. 31, 2022	2,354	4	3,652	2,626	(28,369)	(19,733)
At the beginning at Jun. 30, 2022	2,354	4	3,452	2,394	(24,432)	(16,228)
Net loss					(15,217)	(15,217)
Other comprehensive income				891		891
Related to shareholder loans, net of tax			1,139			1,139
PIPE funding						0
At the end at Jun. 30, 2023	2,354	4	4,591	3,285	(39,649)	(29,415)
Net loss					(281,486)	(281,486)
Other comprehensive income				(241)		(241)
Share based compensation - earnout shares		22,688				22,688
Issuance of shares to employees	638					638
Conversion of debt to equity	208,800		$ (4,591)			204,209
Shares issued to acquire NETC	67,799					67,799
PIPE funding	17,506					17,506
Shares issued as settlement of transaction expenses	2,057					2,057
Transaction costs accounted for as a deduction from equity	(1,536)					(1,536)
At the end at Dec. 31, 2023	$ 297,618	$ 22,692		$ 3,044	$ (321,135)	$ 2,219